Restructuring Programs - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 89	$ 119	$ 90
RestructuringIncurredCostStatementOfIncomeOrComprehensiveIncomeExtensibleEnumerationNotDisclosedFlag	restructuring charges	restructuring charges	restructuring charges
Other Current Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring liabilities, current	$ 33	$ 59
Other Non-Current Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring liabilities, non-current	$ 26	$ 30